EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 716	¥ 1,228	¥ 782
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		40	5
Net income attributable to ordinary shareholders - diluted | ¥		¥ 756	¥ 1,233	¥ 782
Weighted average ordinary shares outstanding - basic		281,717,485	279,272,140	275,139,070
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		11,463,212	12,202,369	7,750,424
Dilutive effect of convertible senior notes		10,425,112	1,599,469
Weighted average ordinary shares outstanding - diluted		303,605,809	293,073,978	282,889,494
Basic earnings per share (in RMB and USD per share) | (per share)	$ 0.37	¥ 2.54	¥ 4.40	¥ 2.84
Diluted earnings per share (in RMB and USD per share) | (per share)	$ 0.36	¥ 2.49	¥ 4.21	¥ 2.76
Outstanding employee options and nonvested restricted stocks (in shares)		530,009